ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

7.ACCOUNTS RECEIVABLE

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	94,052	90,205	12,899
Allowance for credit losses	(42,884)	(46,156)	(6,600)
Accounts receivable, net	51,168	44,049	6,299

The roll forward in the allowance for credit losses were as follows:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Balance at the beginning of the year	7,764	30,486	42,884	6,132
Provisions for the year	22,752	12,857	3,994	571
Reversal of provisions from prior periods due to subsequent cash collection during the year	(30)	(420)	—	—
Amounts written off during the year	—	(39)	(722)	(103)
Balance at the end of the year	30,486	42,884	46,156	6,600

Provisions for allowance for doubtful debts are recorded in “general and administrative expenses” in the consolidated statements of comprehensive loss.

Accounts receivable with carrying value of RMB14,745 and RMB18,873 (US$2,699) were used to secure certain bank borrowings as at December 31, 2024 and 2025 respectively (note 19).